Non-current and current Borrowings	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Non-current and current Borrowings
(17)	Non-current and current Borrowings

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Other non-current financial borrowings	1,422.4	1,392.5
Opco Notes	425.0	425.0
Holdco Notes	218.3	297.6

Non-current borrowings	2,065.7	2,115.0

Current portion of non-current financial borrowings	0.5	0.8

Current borrowings	0.5	0.8

Total borrowings	2,066.2	2,115.9

The following is a summary of the Company’s current and
non-current
borrowings:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Senior Secured Credit Facilities:
Term Loan B-1	938.9	950.0
Term Loan B-3	499.6	474.1
6.25% Opco Notes	425.0	425.0
8.75%/9.50% Holdco Notes	219.0	299.1
Less – Deferred financing costs	(16.8)	(33.1)

Total non-current borrowings	2,065.7	2,115.0

Senior Secured Credit Facilities:
Term Loan B-1	11.0	11.0
Term Loan B-3	5.2	4.9
Short-term financing costs	(15.8)	(15.1)

Total current borrowings	0.5	0.8

Total borrowings	2,066.2	2,115.9

On Jan. 31, 2017 Alpha 3 B.V. and Alpha US Bidco, Inc. entered into the senior secured credit facilities which consist of a term loan facility due on Jan. 31, 2024 and a multicurrency revolving credit facility due on Jan. 31, 2022. The revolving credit facility provides for revolving loans and letters of credit pursuant to commitments in an aggregate principal amount of $250.0 million, with a letter of credit sublimit of $75.0 million. The Group intends to use future borrowings under the revolving credit facility to fund working capital and for other general corporate purposes, including permitted acquisitions and other investments. The Group’s ability to draw under on the revolving credit facility or issue letters of credit thereunder will be conditioned upon, among other things, delivery of required notices, accuracy of the representations and warranties contained in the credit agreement governing the new senior secured credit facilities and the absence of any default or event of default under the new senior secured credit facilities, subject to certain exceptions. At Dec. 31, 2020 the Group had $232.5 million out of $250.0 million of available borrowings under its revolving credit facility due to the use of $17.5 million of Guarantee Facilities (Ancillary Facilities under the revolving credit facility).
As of Jan. 31, 2017, the Group issued $1,400.0 million of term loans, net of original issue discount (OID) of $7.0 million. Proceeds from the term loan were used in connection with the Acquisition. In connection with the issuance of the term loans, the Group capitalized $49.0 million of debt financing costs. The $1,400.0 million term loan facility consisted of two tranches: one tranche in the aggregate amount of $900.0 million that was incurred by both Alpha 3 B.V. and Alpha US Bidco, Inc. and a second tranche in the U.S. dollar equivalent amount of $500.0 million that was incurred by Alpha 3 B.V. (the “RMB Tranche”). The RMB Tranche was initially incurred entirely in U.S. dollars. As of Dec. 31, 2020, Alpha 3 B.V. had redenominated all of the $500.0 million RMB Tranche to its RMB equivalent, per the terms of the original agreement. As of each day of redenomination, all redenominated debt was designated as a hedge of the foreign exchange rate movements of the Group’s net investment in its Chinese subsidiaries. Refer to note (22) for further information on hedging. Associated with the redenomination, the Group capitalized an additional $31.5 million of redenomination related fees, of which final $9.5 million have been paid in January 2020. Principal repayments equivalent to ca. 0.25% of the aggregate principal amount of the initial Term
B-1
and Term
B-2
loans are due quarterly beginning on Sep. 30, 2017, with all unpaid aggregate amounts due on the maturity date. Principal repayments equivalent to ca. 1.00% per year of the aggregate principal amount of the term loans, due and payable on a quarterly basis (i.e. c. 0.25% per quarter). As per the terms of the original agreement, the Group made an early repayment of $14.0 million during Q3 2018 and $99.0 million during Q1 2020 on the outstanding balance of the Term
B-1
loan. As a result, the Group had a corresponding reduction of $2.1 million in capitalized financing fees related to the Term
B-1
loans.
Borrowings under the revolving credit facility and portion of the term loan facility denominated in U.S. dollars bear interest at a floating rate which can be, at the Group’s option, (x) with respect to the term loan facility, either (i) LIBOR plus 3.00% or (ii) an alternate base rate plus 2.00% and (y) with respect to the revolving credit facility, either (i) LIBOR plus 3.75% or (ii) an alternate base rate plus 2.75% in either case, subject to LIBOR floor of 1.00% or a base rate floor of 2.00% in the case of the term loan facilities denominated in U.S. dollars and a LIBOR and Base Rate floor of 0.00%, in the case of the revolving facilities. The applicable margin for the Group’s revolving credit facilities is subject to adjustment based on the Group’s first lien net leverage ratio with two 25 basis point step-downs. The term loan facilities denominated in RMB incur interest based on a benchmark rate (the “PBOC Benchmark Rate”) specified by the Bank of China Limited, Shanghai Branch at the time the loans are redenominated. Such rate reflects the official lending rate per annum set by the People’s Bank of China. The margin applicable to such term loans denominated in RMB is 100% of the PBOC Benchmark Rate for five years following the Closing Date and 130% of the PBOC Benchmark Rate thereafter until final maturity. At Dec. 31, 2020, the Group’s selected rate for U.S. dollar denominated loans was 4.00% based on LIBOR floor of 1.00% and the PBOC Benchmark Rate for RMB denominated loans was 4.90%. The Group’s revolving credit facility will mature on the fifth anniversary of the Closing Date and the Group’s term loan facility will mature on the seventh anniversary of the Closing Date.

On Jan. 31, 2017, the Group issued fixed rate 6.25% Opco Notes in the amount of $425 million due on Feb. 1, 2025 (the “Opco Notes”). Interest on the Opco Notes is due semi-annually in arrears on each Feb. 1st and Aug. 1st, starting Aug. 1, 2017. There are no mandatory principal payments required until maturity. Proceeds from the Opco Notes were used in connection with the Acquisition. In connection with the issuance of the Opco Notes, the Group capitalized $1 million of debt financing costs, which is net of $15 million related to embedded derivatives identified in the indenture governing the Opco Notes and bifurcated and recorded separately for accounting purposes.
On May 30, 2018 Alpha 3 B.V. entered into an amendment to the senior secured credit facility to borrow $200.0 million in incremental Term
B-1
loans. Principal repayments equivalent to c. 0.25% of the aggregate principal amount of the incremental Term
B-1
loans are due quarterly. There were no other changes to the terms or maturity dates of the senior secured credit facility.
On May 30, 2018 Alpha 2 B.V. issued $300.0 million of 8.75%/9.50% Senior PIK Toggle Notes at an issue price of 99.010% (the “Holdco Notes”). The Holdco Notes are senior unsecured obligations and mature on June 1, 2023. The Holdco Notes bear interest at 8.750% per annum. Interest on the Holdco Notes is payable on Jun. 1 and Dec. 1 of each calendar year, with the first interest payment paid on Dec. 1, 2018. The Holdco Notes permit Holdco, if certain conditions are met, to issue additional Holdco Notes in lieu of paying cash interest. Any additional Holdco Notes issued in lieu of paying cash interest will bear interest at the rate of 9.50%. The Holdco Notes are structurally subordinated to the senior secured credit facility and the Opco Notes and rank pari passu to all existing and future senior indebtedness of Alpha 2 B.V., and are effectively subordinated to any secured debt of Holdco to the extent of the value of assets securing such indebtedness.
In 2021 and thereafter, Alpha 2 B.V. may redeem the Holdco Notes in whole at any time or in part from time to time, upon notice, at a redemption price (expressed as a percentage of principal amount) of 100.0%, plus accrued and unpaid interest and additional interest, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date.
During Q1 2020, per the terms of the original agreement, the Group redeemed $0.9 million of Holdco Notes. During Q4 2020, per the terms of the original agreement, the Group redeemed an additional $80.1 million of Holdco Notes. Upon the occurrence of specific kinds of change in control, Holdco may be required to repurchase some or all of the outstanding Holdco Notes at 101% of the principal amount, plus any accrued and unpaid interest to, but excluding, the repurchase date. The redemptions that occurred in Q1 and Q4 2020 were not triggered by change in control.
The Group capitalized debt issuance costs of $2.9 million in connection with the May 30, 2018, senior secured credit facility amendment. The Group capitalized debt issuance costs of $9.7 million in connection with the issuance of the Holdco Notes (including $3.0 million of original issued discount). The debt issuance costs capitalized are amortized over the remaining term of the senior secured credit facility, Opco Notes, and the Holdco Notes using the effective interest method.
Proceeds from the incremental Term
B-1
loan and issuance of the Holdco Notes were used to pay accrued interest on the Preferred Shares and redeem a certain number of Preferred Shares. The term loans are collateralized by substantially all the assets of the Group and both agreements include covenants that define maximum net leverage ratios. However, the net leverage ratio is only applicable when the amount drawn under the RCF is higher than 35% of the total commitment. As of Dec. 31, 2020, no amounts have been drawn under the RCF. Hence, the Group was in compliance with all financial covenants through the period to Dec. 31, 2020.
Changes in liabilities from financing activities
Changes in liabilities from financing activities are as follows:

($ in millions)	As of Jan. 1, 2020	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2020
Non-current borrowings	2,115.0	175.1	(255.2)	30.1	0.6	2,065.7
Current borrowings (net of short-term financing costs)	15.9	—	(16.0)	0.3	16.0	16.2
Other liabilities	19.7	—	(10.6)	(0.1)	8.7	17.5
Lease liabilities (current and non-current)	75.1	—	(15.3)	6.0	15.7	81.5

Total liabilities from financing activities	2,225.7	175.1	(297.1)	36.3	41.0	2,181.0

Other liabilities refers to positions that are allocated to the cash flow used in financing activities, such as “current bank debt” and “accrued interest on financial debt” (both presented in “other current financial liabilities” on the consolidated statement of financial position). Please also refer to note (21) for more information on other current financial liabilities.
In 2020 and 2019, other
non-cash
changes mainly relate to reclassifications between short and long-term liability positions as well as to the addition of new lease contracts. Please refer to note (9) for more information on the Group’s leases.

($ in millions)	As of Jan. 1, 2019	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2019
Non-current borrowings	2,219.6	—	(115.8)	(5.8)	16.9	2,115.0
Current borrowings (net of short-term financing costs)	15.5	—	—	(0.1)	0.5	15.9
Other liabilities	21.7	—	(11.9)	(0.1)	9.9	19.7
Lease liabilities (current and non-current)	80.6	—	(15.9)	(1.3)	11.6	75.1

Total liabilities from financing activities	2,337.4	—	(143.6)	(7.2)	38.9	2,225.7

In addition to the cash outflows shown in the tables above, the cash flow used in financing activities also includes cash outflows of $ 0.0 million (2019: $1.1 million) which mainly refer to factoring related assets presented in “other current financial assets” on the consolidated statement of financial position.